RELATED PARTY TRANSACTIONS AND LEASE OBLIGATIONS (Details) (USD $)	1 Months Ended	12 Months Ended		57 Months Ended					6 Months Ended			12 Months Ended
	Aug. 31, 2012	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2012	Sep. 30, 2012	Jan. 01, 2012	Sep. 30, 2011	Sep. 01, 2011	Sep. 30, 2012 Sutter Buttes Llc [Member]	Sep. 30, 2012 Sutter Lease [Member]	Mar. 31, 2012 Sutter Lease [Member] acre	Mar. 31, 2012 Carlson Lease [Member]	Sep. 30, 2012 Carlson Lease [Member]	Aug. 22, 2012 Sacramento Lease [Member]	Mar. 31, 2012 Office and Laboratory [Member]	Jan. 01, 2012 Office and Laboratory [Member]
Lease agreement rent per month								$ 1,000
Payment Due For Lease Agreement		48,000		48,000
Lease agreement, increased rent, per month						1,500									75,000	500
Land lease agreement, aggregate rent amount					66,450		1,000
Payments for Rent									250,000	250,000
Area of Land											1,000
Lease Expiration Date										May 01, 2014		May 01, 2017
Related Party Rent		8,500	0	8,500						52,083
Due from Related Parties										197,917
Advance payment on related party lease, current		0		0	124,992					124,992
Advance payment on related party lease, net of current portion		0		0	72,925					72,925
Security deposit		1,500	0	1,500	2,500								1,500	1,000
Monthly Payments For Rent	$ 1,000											$ 2,300